CONTINGENCIES AND COMMITMENTS (Narrative) (Details) $ in Thousands	6 Months Ended
Feb. 28, 2019 USD ($)
Statements [Line Items]
Minimum operating lease payments recognised as expense	$ 1,106
Maseve Investments 11 (Pty) Ltd. [Member]
Statements [Line Items]
Proportion of ownership and voting rights held by non-controlling interests	17.10%